Loans and Leases and Allowance for Credit Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Loan and Lease Portfolio
Commercial and industrial	$ 17,594,276,000		$ 16,970,689,000
Commercial real estate	4,850,094,000		5,399,240,000
Automobile	6,638,713,000	[1]	4,633,820,000	[1]
Home equity	8,336,318,000		8,335,342,000
Residential mortgage	5,321,088,000		4,969,672,000
Other consumer	380,011,000		419,662,000
Loans and leases	43,120,500,000		40,728,425,000
Allowance for loan and lease losses	(647,870,000)		(769,075,000)		(964,828,000)	(1,249,008,000)
Net loans and leases	42,472,630,000		39,959,350,000
Loan Purchases and Sales
Portfolio loans purchased	109,723,000		1,022,023,000
Portfolio loans sold or transferred to loans held for sale	436,031,000		3,486,175,000
Non Accrual Loans
Non Accrual loans	322,056,000		407,633,000
Impact of Chapter 7 bankruptcy loans to new nonaccrual loans	75,500,000
Contractually required payments, expected cash flows to be collected, and fair value of loans at acquisition
Accretable yield	0		27,586,000
Rollforward of accretable yield
Accretable yield balance, beginning of period	23,251,000		0
Impact of acquisition	0		27,586,000
Adjustments resulting from changes in purchase price allocation	0		3,625,000
Accretion	15,931,000		7,960,000
Reclassification from nonaccretable difference	20,675,000		0
Accretable yield balance, end of period	27,995,000		23,251,000
Ending balance and unpaid balance of acquired loans
Ending balance	120,226,000		183,778,000
Unpaid balance	209,567,000		310,736,000
Commercial and Industrial [Member]
Loan and Lease Portfolio
Loans and leases	17,594,276,000		16,970,689,000
Allowance for loan and lease losses	(265,801,000)		(241,051,000)		(275,367,000)	(340,614,000)
Loan Purchases and Sales
Portfolio loans purchased	109,723,000		568,467,000
Portfolio loans sold or transferred to loans held for sale	225,930,000		238,121,000
Non Accrual Loans
Non Accrual loans	56,615,000		90,705,000
Commercial Real Estate [Member]
Loan and Lease Portfolio
Loans and leases	4,850,094,000		5,399,240,000
Allowance for loan and lease losses	(162,557,000)		(285,369,000)		(388,706,000)	(588,251,000)
Loan Purchases and Sales
Portfolio loans purchased	0		378,122,000
Portfolio loans sold or transferred to loans held for sale	4,767,000		74,703,000
Non Accrual Loans
Non Accrual loans	73,417,000		127,128,000
Home Equity [Member]
Loan and Lease Portfolio
Loans and leases	8,336,318,000		8,335,342,000
Allowance for loan and lease losses	(111,131,000)		(118,764,000)		(143,873,000)	(150,630,000)
Loan Purchases and Sales
Portfolio loans purchased	0		13,025,000
Portfolio loans sold or transferred to loans held for sale	0		0
Non Accrual Loans
Non Accrual loans	66,189,000		59,525,000
Residential Mortgage [Member]
Loan and Lease Portfolio
Loans and leases	5,321,088,000		4,969,672,000
Allowance for loan and lease losses	(39,577,000)		(61,658,000)		(87,194,000)	(93,289,000)
Loan Purchases and Sales
Portfolio loans purchased	0		62,324,000
Portfolio loans sold or transferred to loans held for sale	205,334,000		389,603,000
Commercial and industrial owner occupied [Member]
Loan and Lease Portfolio
Commercial and industrial	4,347,872,000		4,285,919,000
Non Accrual Loans
Non Accrual loans	38,321,000		53,009,000
Other commercial and industrial [Member]
Loan and Lease Portfolio
Commercial and industrial	13,210,878,000		12,630,298,000
Non Accrual Loans
Non Accrual loans	18,294,000		37,696,000
Commercial real estate retail properties [Member]
Loan and Lease Portfolio
Commercial real estate	1,263,569,000		1,430,859,000
Non Accrual Loans
Non Accrual loans	27,328,000		31,791,000
Commercial real estate Multi family [Member]
Loan and Lease Portfolio
Commercial real estate	1,025,591,000		984,400,000
Non Accrual Loans
Non Accrual loans	9,289,000		19,765,000
Commercial real estate office [Member]
Loan and Lease Portfolio
Commercial real estate	942,293,000		936,114,000
Non Accrual Loans
Non Accrual loans	18,995,000		30,341,000
Commercial real estate Industrial and warehouse [Member]
Loan and Lease Portfolio
Commercial real estate	472,893,000		596,902,000
Non Accrual Loans
Non Accrual loans	6,310,000		6,841,000
Other commercial real estate [Member]
Loan and Lease Portfolio
Commercial real estate	1,063,675,000		1,324,042,000
Non Accrual Loans
Non Accrual loans	11,495,000		38,390,000
Automobile Loan [Member]
Loan and Lease Portfolio
Loans and leases	6,638,713,000		4,633,820,000
Allowance for loan and lease losses	(31,053,000)		(34,979,000)		(38,282,000)	(49,488,000)
Loan Purchases and Sales
Portfolio loans purchased	0		0
Portfolio loans sold or transferred to loans held for sale	0		2,783,748,000
Non Accrual Loans
Non Accrual loans	6,303,000		7,823,000
Home equity secured by first-lien other [Member]
Loan and Lease Portfolio
Home equity	4,842,144,000		4,380,587,000
Non Accrual Loans
Non Accrual loans	36,288,000		27,091,000
Home equity secured by junior-lien [Member]
Loan and Lease Portfolio
Home equity	3,494,174,000		3,954,755,000
Non Accrual Loans
Non Accrual loans	29,901,000		32,434,000
Other Consumer loan [Member]
Loan and Lease Portfolio
Loans and leases	380,011,000		419,662,000
Allowance for loan and lease losses	(37,751,000)		(27,254,000)		(31,406,000)	(26,736,000)
Loan Purchases and Sales
Portfolio loans purchased	0		85,000
Portfolio loans sold or transferred to loans held for sale	0		0
Non Accrual Loans
Non Accrual loans	0		0
Commercial and industrial purchased impaired
Loan and Lease Portfolio
Commercial and industrial	35,526,000
Non Accrual Loans
Non Accrual loans	0		0
Ending balance and unpaid balance of acquired loans
Ending balance	35,526,000		54,472,000
Unpaid balance	50,798,000		80,294,000
Commercial real estate purchased impaired
Loan and Lease Portfolio
Commercial real estate	82,073,000
Non Accrual Loans
Non Accrual loans	0		0
Ending balance and unpaid balance of acquired loans
Ending balance	82,073,000		126,923,000
Unpaid balance	154,869,000		226,093,000
Residential mortgage purchased impaired
Loan and Lease Portfolio
Residential mortgage	2,498,000
Ending balance and unpaid balance of acquired loans
Ending balance	2,498,000		2,243,000
Unpaid balance	3,681,000		4,104,000
Other consumer purchased impaired
Loan and Lease Portfolio
Other consumer	129,000
Ending balance and unpaid balance of acquired loans
Ending balance	129,000		140,000
Unpaid balance	219,000		245,000
Residential mortgage other
Loan and Lease Portfolio
Residential mortgage	5,318,590,000		4,967,429,000
Non Accrual Loans
Non Accrual loans	119,532,000		122,452,000
Other consumer other
Loan and Lease Portfolio
Other consumer	379,882,000		419,522,000
Non Accrual Loans
Non Accrual loans	$ 0		$ 0

[1]	Amounts represent certain assets of a consolidated VIE for which Huntington has elected the fair value option. See Note 21.